Non-current assets held for sale - Investment held for sale (Details) - Santander Merchant Platform Solutions, S.L., Held for sale - Investment held for sale - MXN ($) $ in Millions		12 Months Ended
	Aug. 29, 2022	Dec. 31, 2023
Non-current assets held for sale
Ownership interest (as a percent)	49.00%
Forecast
Non-current assets held for sale
Ownership interest sold (as a percent)		49.00%
Number of shares in investment sold		1,139,735,235
Sale price (in dollars)		$ 1,948